PROVISIONS - Components of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Environmental rehabilitation provision	$ 229,125	$ 71,121
Long service leave	7,658	2,642
Total provisions	236,783	73,763
Current provisions	71,976	29,776
Long-term balance	$ 164,807	$ 43,987